Provision for Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Provision For Income Taxes [Abstract]
Net operating loss carry forward	$ 38,244,000	$ 4,000,000
Taxable income, Description		Through 2035
Increased in valuation allowance	$ 753,000
Expiration date	Dec. 31, 2036